Prepayments and other current assets (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Prepayments and other current assets
Summary of prepayments and other current assets

	As of March 31,
	2022	2021
Prepaid service fees(1)	$1,309,069	$1,708,093
Prepaid insurance fee	$44,519	$68,110
Prepaid legal service fee	—	8,334
Prepaid income tax expenses	318,162	—
Total	$1,671,750	$1,784,537
(1)	Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.

	As of March 31,
	2021	2020
Prepaid service fees	$1,708,093	$1,385,756
Prepaid legal service fee	8,334	575,594
Prepaid insurance fee	68,110	—
Other current assets	—	1,752
Total	$1,784,537	$1,963,102